Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014	May. 31, 2013
Schedule Of Other Liabilities [Line Items]
Accrued payroll	$ 103,270	$ 84,888
Refundable fees received from students	10,023	13,296
Business taxes payable	9,701	6,906
Accrued advertising fees	8,210	4,854
Individual taxes withholding	8,148	9,668
Payable for purchase of property and equipment	7,433	6,018
Welfare payable	6,213	4,169
Amounts reimbursable to employees	5,418	7,658
Rent payable	3,883	4,339
Royalty fees payable	2,565	4,953
Refundable deposit	1,956	2,313
Other taxes payable	1,887	2,515
Accrued professional service fees	1,683	2,585
Acquisition & Investment payable		4,594	$ 4,650
Value added taxes payable	1,147	1,278
Others	5,814	8,884
Total	178,803	168,918
China Management Software Institute [Member]
Schedule Of Other Liabilities [Line Items]
Acquisition & Investment payable	$ 1,452	$ 4,594